Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues
Expenses:
Research and Development expenses	(18,069)		(56,881)		(10,007)
G&A Expenses	(170,700)	3,950	(237,883)	(8,827)	(75,177)	(2,601)
Total operating expenses	(188,769)	(3,950)	(294,764)	(8,827)	(85,184)	(2,601)
(Loss) from operations	(188,769)	(3,950)	(294,764)	(8,827)	(85,184)	(2,601)
Other income (expense):
Gain (loss) from debt settlement		50		50	50
Interest expense		(172)		(203)	(836)	(43)
Other income (expense)		(122)		(151)	(786)	(43)
Provision for income taxes
Net (loss)	(188,769)	(4,072)	(294,764)	(8,980)	(85,970)	(2,644)
Less: loss (income) attributable to noncontrolling Interest	7,235		15,187
Net (loss) attributable to Canna Powder, Inc.	$ (181,534)	$ (4,072)	$ (279,577)	$ (8,980)	$ (85,970)	$ (2,644)
Loss per share	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.00)
Weighted average shares outstanding Basic and diluted	9,549,255	624,910	9,080,605	624,910	8,591,577	624,910